Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

For the years ended December 31, 2013, 2012 and 2011, the provision for income taxes is comprised of the following:

	2013	2012	2011
Current income tax (benefit) provision
Federal	$(113)	$(70)	$(70)
State	1,086	542	1,277
Foreign	13	31	24

Total current income tax provision	986	503	1,231

Deferred income tax provision (benefit):
Federal	27,852	37,873	11,429
State	(3,834)	1,106	768

Total deferred income tax provision	24,018	38,979	12,197

Total income tax provision	$25,004	$39,482	$13,428

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred income tax assets:
Acquisition and debt related costs	$4,534	$22,651
Net operating loss	270,467	222,702
Self-insurance	8,686	7,912
Deferred revenue	2,134	1,077
Other	8,156	5,736

Total deferred income tax assets	293,977	260,078

Deferred income tax liabilities:
Property and equipment	(245,418)	(199,836)
Goodwill	(28,242)	(21,028)
Amortization	(12,613)	(11,307)
Other	(8,593)	(4,146)

Total deferred income tax liabilities	(294,866)	(236,317)

Net deferred income tax (liabilities) assets	$(889)	$23,761

Schedule of Reconciliation between U.S. Federal Statutory Income Tax Rate and Company's Effective Income Tax Provision (Benefit) Rate

The reconciliation between the U.S. federal statutory income tax rate and the Company’s effective income tax provision (benefit) rate for the years ended December 31, 2013, 2012 and 2011, is as follows:

	2013	2012	2011
Income tax rate at federal statutory rates	35.00%	35.00%	35.00%
State taxes, net of federal benefit	(0.93)	1.36	5.57
Other	(0.94)	(2.59)	0.69

Income tax rate	33.13%	33.77%	41.26%